SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 14 – SUBSEQUENT EVENTS Subsequent to March 31, 2023, the Company sold 70,757,457 common shares pursuant to its equity line of credit with GHS and raised approximately $198,000 in gross proceeds.

NOTE 15 – SUBSEQUENT EVENTS

Subsequent to December 31, 2023 the Company issued a total of 139,844,769 common shares to GHS for gross proceeds of approximately $355,000, and 117 Preferred B to GHS for approximately in $111,000 gross proceeds.